Acquisitions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Selling, General and Administrative Expenses	Mar. 31, 2013 Trademarks	Mar. 31, 2013 Customer relationships	Mar. 31, 2013 Developed Technology	Mar. 31, 2013 Other	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business	May 31, 2012 Ansaldo Sistemi Industriali S.p.A. ("Ansaldo")	Oct. 02, 2012 SCD Co., Ltd. ("SCD")	Nov. 01, 2012 Kinetek Group Inc. ("Kinetek")	Dec. 28, 2012 Nidec Kaiyu Auto Electric (Jiangsu) Co., Ltd. ("Kaiyu")
Business Acquisition [Line Items]
Business acquisition, cash paid	¥ 18,386						¥ 57,442	¥ 36,564		¥ 35,697
Business acquisition, percentage of ownership acquired									51.40%		51.00%
Business acquisition, intangible assets subject to amortization	29,227			20,464	6,493	2,270
Business acquisition, intangible assets weighted average amortization period				15 years	18 years
Business acquisition, intangible assets not subject to amortization			4,511
Business acquisition, Acquisition-related cost		554
Business acquisition, net sales	49,845
Business acquisition, losses	¥ (215)